ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Jul. 31, 2019
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

ATIF Holdings Limited (“ATIF” or the “Company”), formerly known as Eternal Fairy International Limited and Asia Times Holdings Limited, was incorporated under the laws of the British Virgin Islands (“BVI”) on January 5, 2015, as a holding company to develop business opportunities in the People’s Republic of China (the “PRC” or “China”). The Company adopted its current name on March 7, 2019.

ATIF owns 100% equity interest of ATIF Limited (“ATIF HK”), formerly known as China Elite International Holdings Limited and Asia Times International Finance Limited, a limited liability company established in Hong Kong on January 6, 2015, and adopted its current name on March 7, 2019. ATIF HK is currently not engaging in any active business and merely acting as a holding company. ATIF HK acquired a financial and news media platform www.chinacnnm.com in September 2018.

On May 20, 2015, ATIF HK incorporated Huaya Consultant (Shenzhen) Co., Ltd. (“Huaya”) as a Wholly Foreign Owned Enterprise (“WFOE”) in China. On September 5, 2018, Huaya entered into a series of contractual arrangements with the owners of Qianhai Asia Era (Shenzhen) International Financial Service Co., Ltd. (“Qianhai”), a company incorporated on November 3, 2015, under the laws of China with a registered capital of RMB5 million (approximately $0.75 million), which had been fully paid in December 2017. Qianhai is primarily engaged in providing going public consulting and financial consulting services to small and medium-sized enterprise customers in the PRC.

Qianhai originally owned a 100% controlled subsidiary Qianhai Asia Era (Shenzhen) International Fund Management Co., Ltd. (“Asia Era Fund”), which had limited operation since its inception on December 11, 2015. In connection with the reorganization of the legal structure for the initial public offering (“IPO”) of the Company, on August 13, 2018, Qianhai sold 45% of its equity interest in Asia Era Fund for a total price of RMB31,500 (approximately $4,586) to a related party Mr. Yanru Zhou, who beneficially owns 13,000 shares, or 26% of the Company’s Ordinary Shares. In September 2018, Qianhai sold its remaining 55% equity interest in Asia Era Fund to two unrelated individuals: Ms. Zehong Lai and Mr. Zhuorong Cai, for a total price of RMB34,500 (approximately $5,023). After these transactions, Asia Era Fund was considered completely spun off.

Reorganization

A reorganization of the Company’s legal structure was completed on September 19, 2018 (the “Reorganization”). The Reorganization involved the transfer of the ownership interest in ATIF from original shareholders to the current controlling shareholders, and the spinoff of Asia Era Fund. ATIF became the ultimate holding company of ATIF HK, Huaya, and Qianhai, which were all controlled by the same shareholders before and after the Reorganization.

On September 5, 2018, Huaya entered into a series of contractual arrangements with the owners of Qianhai. These agreements include an Exclusive Service Agreement, an Equity Pledge Agreement, a Call Option Agreement, and a Shareholders’ Voting Rights Proxy Agreement (collectively “VIE Agreements”). Pursuant to the above VIE Agreements, Huaya has the exclusive right to provide Qianhai consulting services related to business operations including technical and management consulting services. All the above contractual arrangements obligate Huaya to absorb a majority of the risk of loss from business activities of Qianhai and entitle Huaya to receive a majority of Qianhai’s residual returns. In essence, Huaya has gained effective control over Qianhai. Therefore, the Company believes that Qianhai should be considered as a Variable Interest Entity (“VIE”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation.”

Initial Public Offering

On April 29, 2019, the Company completed its IPO of 2,074,672 ordinary shares at a public offering price of $5.00 per share. The gross proceeds were approximately $10.4 million before deducting the underwriter's commissions and other offering expenses, resulting in net proceeds of approximately $8.8 million to the Company. In connection with the offering, the Company’s ordinary shares began trading on the NASDAQ Capital Market on May 3, 2019, under the symbol “ATIF.”